Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Payments [Abstract]
Schedule of Share Option Plan

Tiziana Life Sciences PLC Share Option Plan

	2024		2023		2022
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	62	6,621	59	6,724	90	22,234
Granted	-	-	-	-	-	-
Forfeited/Cancelled	(77)	(2,105)	(44)	(103)	(92)	(15,510)
Exercised	-	-	-	-	-	-

Outstanding at 31 December	69	4,516	62	6,621	59	6,724

Exercisable at 31 December	74	1,257	60	2,829	58	2,732
	2024		2023
	Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	73	4,268	69	2,575
Granted	72	2,260	61	1,753
Forfeited/Cancelled	(68)	(1,103)	(57)	(60)
Exercised	(61)	(123)	-	-

Outstanding at 31 December	69	5,302	73	4,268

Exercisable at 31 December	68	2,315	-	-

2022
Weighted
	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	-	-
Granted	69	2,575
Forfeited/Cancelled	-	-
Exercised	-	-

Outstanding at 31 December	69	2,575

Exercisable at 31 December	-	-

Schedule of Share Options Expiry Dates and Exercise Price

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options at 31 December 2024 (’000)
30 April 2018	30 April 2028	$1.10	500
6 May 2020	5 May 2028	$0.47	3,416
23 July 2020	26 July 2030	$2.11	100
25 August 2020	24 August 2030	$1.98	500
Total			4,516

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2024 (’000)
04 November 2022	04 November 2032	$0.67	1,850
14 March 2023	14 March 2033	$0.57	492
26 July 2023	26 July 2033	$0.67	700
13 March 2024	13 March 2034	$0.50	560
3 May 2024	3 May 2034	$0.71	1,000
14 August 2024	14 August 2034	$1.09	200
3 October 2024	3 October 2034	$0.82	500
Total			5,302

Restricted Stock Units outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Restricted Stock at 31 December 2024 (’000)
08 August 2024	08 April 2034	$1.09	4,200
Total			4,200

Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model

Under the Tiziana Life Sciences Ltd 2021 Equity Incentive Plan, the total expenses recognized for the year ending 31 December 2024 arising from share - based payment transactions are $962k, not including a charge of $421k for forfeitures during the year. (2023:$1,019k, 2022:$332k).

	03 October 2024	14 August 2024

Grant date share price	$0.82	$1.09
Exercise share price	$0.82	$1.09
Risk free rate	3.49%	3.60%
Expected volatility	96%	95%
Option life	10 years	10 years
Weighted average share price	$0.82	$1.09
Weighted average fair value per share option	$0.82	$1.09

	03 May 2024	13 March 2024

Grant date share price	$0.71	$0.50
Exercise share price	$0.71	$0.50
Risk free rate	4.50%	4.19%
Expected volatility	99%	87%
Option life	10 years	10 years
Weighted average share price	$0.71	$0.50
Weighted average fair value per share option	$0.71	$0.50

For warrants issued during the year to December 31, 2024, the Directors have estimated the fair value of the warrants using the Black-Scholes valuation model and assumptions below. No warrants were issued in 2023 or 2022.

12 November 2024

Grant date share price	$0.94
Exercise share price	$1.50
Risk free rate	0.42%
Expected volatility	110.8%

Schedule of Restricted Stock Unit

Restricted Stock Unit

2024
Grant
	Date price (cents)	Restricted Stock (’000)

Outstanding at 1 January	-	-
Granted	1.09	4,200
Forfeited/Cancelled	-	-
Exercised	-	-

Outstanding at 31 December	1.09	4,200

Exercisable at 31 December	-	-

Schedule of Estimated the Fair Value of Warrants
	2024 $000	2023 $000	2022 $000

Outstanding at 1 January	-	697	697
Issued	25	-	-
Exercised	-	(438)	-
Expired	-	(259)	-

Outstanding at 31 December	25	-	697